Financial instruments and risk management (Details 3) $ in Thousands, $ in Thousands	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2015 USD ($)
Assets
Cash and cash equivalents	$ 16,112,268		$ 14,681,204		$ 14,046,262
Investment in securities at fair value through profit or loss	1,127,841		970,292		1,242,614
Accounts receivable	3,626,878		3,629,144		2,533,427
Total assets	50,557,389		45,090,466		40,446,578
Liabilities
Trade accounts payable	4,740,366		4,545,177		4,597,103
Financial debt	842,651		1,652,725		9,033
Total Liabilities	(14,879,461)		(13,374,292)		(12,667,200)
Currency risk [member]
Assets
Cash and cash equivalents	6,399,186	$ 325,493	2,608,800	$ 126,395	1,151,844	$ 66,929
Investment in securities at fair value through profit or loss	574,312	29,212	575,085	27,863	491,325	28,549
Accounts receivable	37,640	1,915	51,350	2,488	4,210	245
Total assets	7,011,138	356,619	3,235,235	156,746	1,647,379	95,722
Liabilities
Trade accounts payable	(3,044,515)	(154,858)	(2,143,547)	(103,854)	(2,440,708)	(141,819)
Financial debt	(2,752,400)	(140,000)	(1,444,800)	(70,000)	(1,462,850)	(85,000)
Total Liabilities	(5,796,915)	(294,858)	(3,588,347)	(173,854)	(3,903,558)	(226,819)
Net asset position	1,214,223	61,761	0	0	0	0
Net liability position	$ 0	$ 0	$ (353,112)	$ (17,108)	$ (2,256,179)	$ (131,097)